Other Real Estate Owned and Repossessed Assets - Rollforward of Other Real Estate Owned And Repossessed Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Real Estate [Roll Forward]
Balance at December 31, 2014	$ 21,721
Transfers in (via foreclosure)	4,532
Transfer in from premises and equipment, net	4,407
Sales	(13,111)
Gain on sales	123	$ (360)	$ 356
Impairments	(5,263)	(2,405)	$ (3,914)
Balance at December 31, 2015	$ 12,409	$ 21,721